Going Concern	12 Months Ended
Dec. 31, 2011
Going Concern [Abstract]
Going Concern
3.	Going Concern

As of December 31, 2011, the Company was in breach of financial covenants, including the loan-to-value ratios (also known as value maintenance clauses) contained in the Company’s loan agreements, while it has not been able to meet certain of its scheduled payment obligations under its loan agreements which were due in November and December 2011. These breaches constituted events of default and could have resulted in the lenders requiring immediate payment of the loans.

Generally accepted accounting principles require that long-term debt be classified as a current liability when a covenant violation gives the lender the right to call the debt at the balance sheet date, absent a waiver. As a result of the cross default provisions in the Company’s loan and interest rate swap agreements, actual breaches existing under its credit facilities, could result in defaults under all of the Company’s affected debt and the acceleration of such debt by its lender. Accordingly, as of December 31, 2011, the Company is required to reclassify its long term debt and derivative financial instrument liability (interest rate swaps) as current liabilities in its consolidated balance sheet since the Company has not received waivers in respect of the breaches discussed above. As a result, the Company has a working capital deficit amounting to $47,186.

Furthermore, as of December 31, 2011, the Company was a party to two newbuilding contracts for which previously obtained financing was cancelled in 2011. As discussed in Note 17, subsequent to December 31, 2011, the Company failed to meet a scheduled payment obligation for the construction of these newbuildings.

As more fully discussed in Note 17, in 2012, the Company received notifications from the Banks that the Company is in breach of certain covenants and has not paid certain amounts as per its loan agreements. Management is currently seeking and will continue to seek to restructure the Company’s indebtedness and obtain waivers on covenants violations. However, it is uncertain that it will be able to succeed as this is currently subject to the agreement of all banks involved. If the Company is not able to obtain the necessary waivers and/or restructure its debt, this could lead to the acceleration of the outstanding debt under its debt agreements. The Company’s failure to satisfy its covenants and payment obligations under its debt agreements, and any consequent acceleration and cross acceleration of its outstanding indebtedness would have a material adverse effect on the Company’s business operations, financial condition and liquidity.

Based on the Company’s cash flow projections for 2012, cash on hand and cash provided by operating activities including the cash to be provided upon the sale of the vessels currently classified as held for sale will not be sufficient to cover scheduled debt repayments as of December 31, 2011, operating expenses and capital expenditure requirements for at least twelve months from the balance sheet date. All of the above raises doubt regarding the Company’s ability to continue as a going concern.

The Company is currently exploring several alternatives aiming to manage its working capital requirements and other commitments if current market charter hire rates remain at today’s low levels including negotiations for the restructuring of its loans, a share capital increase, disposition of certain vessels in its current fleet and taking steps to achieve additional reductions in operating and other costs.

The consolidated financial statements as of December 31, 2011, were prepared assuming that the Company would continue as a going concern. Accordingly, the financial statements did not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, except for the current classification of debt and the associated restricted cash, deferred financing fees and derivative financial instrument liability .